CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares		Value
Common Stock — 96.8%
Communication Services — 1.6%
Diversified Telecommunication Services — 1.6%
47,142	Vonage Holdings Corp.[1]	$340,837

Consumer Discretionary — 5.6%
Consumer Durables & Apparel — 1.1%
30,028	G-III Apparel Group Ltd.[1]	231,216

Consumer Services — 2.3%
18,205	ServiceMaster Global Holdings, Inc.[1]	491,535

Retailing — 2.2%
23,196	LKQ Corp.[1]	475,750

Total Consumer Discretionary		1,198,501

Consumer Staples — 8.6%
Food, Beverage & Tobacco — 6.6%
26,413	Nomad Foods Ltd.[1]	490,225
101,674	Primo Water Corp.	921,167

		1,411,392

Household & Personal Products — 2.0%
41,926	elf Beauty, Inc.[1]	412,552

Total Consumer Staples		1,823,944

Financials — 15.7%
Banks — 8.8%
20,917	Associated Banc-Corp.	267,529
18,547	BancorpSouth Bank	350,909
32,212	BankUnited, Inc.	602,364
18,487	Hancock Whitney Corp.	360,866
38,333	Investors Bancorp, Inc.	306,281

		1,887,949

Diversified Financials — 2.9%
18,673	Charles Schwab Corp. (The)	627,786

Insurance — 4.0%
6,613	American Financial Group, Inc.	463,439
15,729	American International Group, Inc.	381,428

		844,867

Total Financials		3,360,602

Health Care — 12.2%
Health Care Equipment & Services — 8.4%
5,421	Danaher Corp.	750,320
35,235	Envista Holdings Corp.[1]	526,411
1,637	Humana, Inc.	514,051

		1,790,782

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.8%
6,225	Johnson & Johnson	$816,284

Total Health Care		2,607,066

Industrials — 18.9%
Capital Goods — 7.3%
6,468	Dover Corp.	542,924
12,122	Kaman Corp.	466,333
5,218	Valmont Industries, Inc.	553,004

		1,562,261

Commercial & Professional Services — 10.1%
52,723	Clarivate Analytics PLC[1,2]	1,094,002
10,041	IHS Markit Ltd.	602,460
12,086	TriNet Group, Inc.[1]	455,159

		2,151,621

Transportation — 1.5%
7,295	Kirby Corp.[1]	317,114

Total Industrials		4,030,996

Information Technology — 14.9%
Semiconductors & Semiconductor Equipment — 6.0%
2,426	Broadcom, Inc.	575,205
9,349	Cree, Inc.[1]	331,515
5,517	Microchip Technology, Inc.[3]	374,053

		1,280,773

Software & Services — 7.5%
5,474	Microsoft Corp.	863,305
12,140	PTC, Inc.[1]	743,089

		1,606,394

Technology Hardware & Equipment — 1.4%
4,666	TE Connectivity Ltd.	293,864

Total Information Technology		3,181,031

Materials — 4.2%
Chemicals — 4.2%
3,328	Air Products & Chemicals, Inc.	664,302
3,925	RPM International, Inc.	233,538

Total Materials		897,840

Real Estate — 6.8%
Office REIT’s — 4.0%
18,162	Cousins Properties, Inc.	531,602
10,844	Douglas Emmett, Inc.	330,850

		862,452

Specialized REIT’s — 2.8%
951	Equinix, Inc.	593,966

Total Real Estate		1,456,418

Utilities — 8.3%
Electric Utilities — 4.7%
4,140	NextEra Energy, Inc.	996,167

CRM Funds
1

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2020 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 3.6%
7,866	Atmos Energy Corp.	$780,543

Total Utilities		1,776,710

Total Common Stock (Cost $23,047,932)		20,673,945

Short-Term Investments — 3.5%
375,561	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.21%[4]	375,561
375,561	Federated Treasury Obligations Fund — Institutional Series, 0.32%[4]	375,561

Total Short-Term Investments (Cost $751,122)		751,122

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.3% (Cost $23,799,054)		21,425,067

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.7%
Repurchase Agreements — 1.7%
$ 369,000	With Citigroup Global Markets, Inc.: at 0.01%, dated 03/31/20, to be repurchased on 04/01/20, repurchase price $369,000 (collateralized by US Treasury Securities, par values ranging from $0 - $209,739, coupon rates ranging from 0.25% to 4.25%, 07/15/29 - 02/15/50; total market value $376,380)
Total Repurchase Agreements		$369,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $369,000)		369,000

Total Investments — 102.0% (Cost $24,168,054)		21,794,067	[5]
Liabilities in Excess of Other Assets — (2.0)%		(419,841)

Total Net Assets — 100.0%		$21,374,226

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At March 31, 2020, the market value of securities on loan for the CRM All Cap Value Fund was $354,662. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds
2